Provisions	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 18

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions

and contingent liabilities.

USD m 31.12.23 31.12.22
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
1
350 201
Provisions related to Credit Suisse loan commitments (IFRS

3,
Business Combinations )
2
1,924
Provisions related to litigation, regulatory and similar matters

(IAS 37,
Provisions, Contingent Liabilities and Contingent Assets ) 4,020 2,586
Acquisition-related contingent liabilities (IFRS 3, Business Combinations )
2
3,832
Restructuring, real-estate and other provisions (IAS 37,

Provisions, Contingent Liabilities and Contingent Assets
) 2,123 456
Total provisions and contingent liabilities 12,250 3,243
of which: Credit Suisse
2
9,681
1 Refer to Note 10 for more information.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
The

table

below

presents

additional

information

for

provisions

under

IAS

37,
Provisions,

Contingent

Liabilities

and
Contingent Assets .

USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2023
Balance at the beginning of the year 2,586 130 129 197 3,042
Provisions recognized upon the acquisition of the Credit

Suisse Group
5
2,883 68 108 578 3,637
Increase in provisions recognized in the income statement 909 1,031 12 492 2,444
Release of provisions recognized in the income statement (97) (129) (1) (137) (365)
Provisions used in conformity with designated purpose (2,344) (370) (15) (29) (2,759)
Foreign currency translation and other movements 85 12 27 21 145
Balance at the end of the year 4,020 741 259 1,123 6,144
of which: Credit Suisse
5
2,210 519 114 918 3,762
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
448 m of provisions for onerous contracts related to real estate as of 31 December 2023 (31 December 2022:
USD 28
m) and

USD
294
m of

personnel-related restructuring

provisions as

of 31

December 2023

(31 December

2022: USD
102
m).

3 Mainly includes

provisions for

reinstatement costs

with respect

to leased
properties.

4 Mainly includes provisions related to onerous contracts and employee benefits.

5 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
Restructuring provisions relate to onerous contracts for property and personnel-related provisions.

Onerous contracts for
property are recognized when UBS is committed

to pay for non-lease components, such

as utilities, service charges, taxes
and maintenance,

when a

property

is vacated

or not

fully recovered

from sub-tenants

.

Personnel-related

restructuring
provisions are

generally used

within a

short period

of time.

The level

of personnel-related

provisions can

change when
natural

staff

attrition

reduces

the

number

of

people

affected

by

a

restructuring

event,

and

therefore

results

in

lower
estimated costs.
Other provisions mainly include

provisions related to onerous

contracts,

employee benefits and operational

risks.

Onerous
contracts are

recognized for

certain contractual

arrangements where

the costs

exceed the

economic benefits

expected
to be received.
Information about provisions

and contingent liabilities

in respect of

litigation, regulatory

and similar matters,

as a class,
is included in Note 18b. There are no material contingent

liabilities associated with the other classes of provisions.